COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,119
2020	720
2021	599
2022	517
2023	465
2024 and thereafter	1,473
Total future minimum lease payments due	4,893
Rent expense	$ 1,228	$ 1,055	$ 1,121